Borrowings And Other Financings (Long-Term Junior Subordinated Notes) (Narrative) (Detail) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 Year	Nov. 30, 2006 Junior Notes due Two Thousand and Sixty Six USD ($)	Dec. 31, 2011 Junior Notes due Two Thousand and Sixty Six	Dec. 31, 2011 Genworth Financial Mortgage Insurance Pty Limited Floating Rate Junior Notes, due 2021		Jun. 30, 2011 Genworth Financial Mortgage Insurance Pty Limited Floating Rate Junior Notes, due 2021 AUD
Debt Instrument [Line Items]
Issued notes, aggregate principal amount		$ 600				140
Subordinated floating rate notes, margin						4.75%
Issues senior notes, maturity date			November 2066	2021	[1]
Interest Rate			6.15%
Quarterly interest rate after November15, 2006		Three-month LIBOR plus 2.0025%
Scheduled redemption date		Nov. 15, 2036
Redemption date, subject to terms		Nov. 15, 2016
Right to defer the payment of interest on the 2066 Notes during period, years	10

[1]	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.